SHORT-TERM DEBT AND LONG-TERM DEBT - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
LOANS AND FINANCING
Total Loans and Financing	R$ 11,109,786	R$ 14,612,934
Current	234,537	1,424,043
Non-current	R$ 10,875,249	13,188,891
Weighted average
LOANS AND FINANCING
Annual charges (as a percent)	5.76%
Working capital
LOANS AND FINANCING
Total Loans and Financing	R$ 480,905	1,178,557
Financing of property, plant and equipment and others
LOANS AND FINANCING
Total Loans and Financing	102,232	333,797
Ten/Thirty Year Bonds
LOANS AND FINANCING
Total Loans and Financing	R$ 10,526,649	R$ 13,100,580